DEBT (Details Narrative) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Feb. 10, 2023
Related Party [Member]
Short-Term Debt [Line Items]
Received an advance	£ 2,266,666
Legacy Third-Party Loan Arrangement (PIK Facility) [Member] | Notes Payable, Other Payables [Member]
Short-Term Debt [Line Items]
Aggregate principal amount		£ 81,426	£ 200,000
Add-on investment			£ 15,499
Interest rate			1.50%
Paid in kind interest rate			2.00%
Long-term debt		217,654
Long-term debt, gross		196,497
Accrued interest		£ 21,157
365-Day Third-Party Loan Facility [Member] | Loans Payable [Member]
Short-Term Debt [Line Items]
Interest rate		12.00%
Accrued interest		£ 7,430
Received an advance	£ 100,000
Contractual terms	365 days